Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,175,000
Previously Paid Amount	0.00
Total Fee Amount	438.47
Total Offset Amount	0.00
Net Fee	438.47
Narrative - Max Aggregate Offering Price	$ 3,175,000
Final Prospectus	true